Retirement Benefits (Details 9) (Fair Value, Inputs, Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	$ 468	$ 464
Purchases, Sales, Issuances and Settlements (net)	7	(38)
Realized Gains (Losses)	62	34
Unrealized Gains (Losses)	(45)	8
Transferred From Other Levels(1)	2	0
Fair value of plan assets at end of year	494	468
Fixed Income [Member]
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	55	96
Purchases, Sales, Issuances and Settlements (net)	(24)	(54)
Realized Gains (Losses)	11	18
Unrealized Gains (Losses)	(8)	(5)
Transferred From Other Levels(1)	2	0
Fair value of plan assets at end of year	36	55
Hedge Funds [Member]
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	275	291
Purchases, Sales, Issuances and Settlements (net)	(19)	(33)
Realized Gains (Losses)	47	15
Unrealized Gains (Losses)	(54)	2
Transferred From Other Levels(1)		0
Fair value of plan assets at end of year	249	275
Private Equity [Member]
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	45	43
Purchases, Sales, Issuances and Settlements (net)	(4)	(3)
Realized Gains (Losses)	4	1
Unrealized Gains (Losses)	1	4
Transferred From Other Levels(1)		0
Fair value of plan assets at end of year	46	45
Real Estate [Member]
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	90	31
Purchases, Sales, Issuances and Settlements (net)	54	52
Realized Gains (Losses)	1
Unrealized Gains (Losses)	16	7
Transferred From Other Levels(1)		0
Fair value of plan assets at end of year	161	90
Other [Member]
Transfers of pension and postretirement plan assets in and out of Level 3
Fair value of plan assets at beginning of year	3	3
Realized Gains (Losses)	(1)
Transferred From Other Levels(1)		0
Fair value of plan assets at end of year	$ 2	$ 3